Stock-Based Compensation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 24, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted	$ 8
Share-based payment award conversion ratio	1
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition of total unrecognized compensation cost	1 year 1 month 6 days
Expected term (years)	0 years	7 years	5 years
Restricted Stock Units RSU and Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years	3 years	3 years
Award vesting percentage first year	33.33%	33.33%	33.33%
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, additional shares authorized (in shares)				2,490,000
Share based compensation, shares authorized (in shares)				11,767,723
Number of additional shares authorized		453,741
Omnibus Plan | Common Stock Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares underlying outstanding awards (in shares)	2,694,399
Maximum | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award conversion ratio	1
Expected term (years)	10 years